CONSOLIDATED BALANCE SHEET - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	€ 5,994	€ 10,836
Financial assets held for trading	6,760	6,552
Other current financial assets	384	300
Trade and other receivables	12,873	14,101
Inventories	4,734	4,651
Income tax receivables	192	191
Other current assets	3,972	2,819
Current assets	34,909	39,450
Non-current assets
Property, plant and equipment	62,192	60,302	€ 63,158
Right-of-use assets	5,349
Intangible assets	3,059	3,170	2,925
Inventory - Compulsory stock	1,371	1,217
Equity-accounted investments	9,035	7,044	3,511
Other investments	929	919	219
Other non-current financial assets	1,174	1,253
Deferred tax assets	4,360	3,931
Income tax receivables	173	168
Other non-current assets	871	624
Non-current assets	88,513	78,628
Assets held for sale	18	295
TOTAL ASSETS	123,440	118,373
Current liabilities
Short-term debt	2,452	2,182
Current portion of long-term debt	3,156	3,601
Current portion of long-term lease liabilities	889
Trade and other payables	15,545	16,747
Income tax payables	456	440
Other current liabilities	7,146	5,412
Current liabilities	29,644	28,382
Non-current liabilities
Long-term debt	18,910	20,082
Long-term lease liabilities	4,759
Provisions	14,106	11,626
Provisions for employee benefits	1,136	1,117
Deferred tax liabilities	4,920	4,272
Income tax payables	454	287
Other non-current liabilities	1,611	1,475
Non-current liabilities	45,896	38,859
Liabilities directly associated with assets held for sale		59
TOTAL LIABILITIES	75,540	67,300
SHAREHOLDERS' EQUITY
Non-controlling interest	61	57
Eni shareholders' equity
Share capital	4,005	4,005
Retained earnings	37,436	36,702
Cumulative currency translation differences	7,209	6,605
Other reserves	1,564	1,672
Treasury shares	(981)	(581)
Interim dividend	(1,542)	(1,513)
Net profit	148	4,126
Total Eni shareholders' equity	47,839	51,016
TOTAL SHAREHOLDERS' EQUITY	47,900	51,073	48,079
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	123,440	118,373
After initial application
Current assets
Cash and cash equivalents			7,363
Financial assets held for trading			6,219
Other current financial assets			316
Trade and other receivables		14,089	14,156
Inventories			4,621
Income tax receivables			191
Other current assets			2,768
Current assets		39,438	35,634
Non-current assets
Property, plant and equipment		60,256	63,158
Right-of-use assets		5,689
Intangible assets			3,012
Inventory - Compulsory stock			1,283
Equity-accounted investments		7,066	3,474
Other investments			900
Other non-current financial assets			1,675
Deferred tax assets			4,315
Income tax receivables			182
Other non-current assets			1,141
Non-current assets		84,271	79,140
Assets held for sale		308	323
TOTAL ASSETS			115,097
Current liabilities
Short-term debt			2,242
Current portion of long-term debt		3,585	2,286
Current portion of long-term lease liabilities		794
Trade and other payables		16,619	15,305
Income tax payables			472
Other current liabilities			4,317
Current liabilities		29,032	24,622
Non-current liabilities
Long-term debt		20,046	20,179
Long-term lease liabilities		5,017
Provisions			13,124
Provisions for employee benefits			1,022
Deferred tax liabilities			5,937
Income tax payables			359
Other non-current liabilities			1,443
Non-current liabilities		43,840	42,064
Liabilities directly associated with assets held for sale		72	87
TOTAL LIABILITIES			66,773
SHAREHOLDERS' EQUITY
Non-controlling interest			49
Eni shareholders' equity
Share capital			4,005
Retained earnings			36,211
Cumulative currency translation differences			4,818
Other reserves			1,889
Treasury shares			(581)
Interim dividend			(1,441)
Net profit			3,374
Total Eni shareholders' equity			48,275
TOTAL SHAREHOLDERS' EQUITY			48,324
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY			115,097
Related parties
Current assets
Other current financial assets	60	49
Trade and other receivables	704	633
Other current assets	219	71
Non-current assets
Other non-current financial assets	911	915
Other non-current assets	181	160
Current liabilities
Short-term debt	46	661
Current portion of long-term lease liabilities	5
Trade and other payables	2,663	3,664
Other current liabilities	155	63
Non-current liabilities
Long-term lease liabilities	8
Other non-current liabilities	€ 23	€ 23
Related parties | After initial application
Current assets
Other current financial assets			73
Trade and other receivables			834
Other current assets			30
Non-current assets
Other non-current financial assets			1,214
Other non-current assets			46
Current liabilities
Short-term debt			164
Trade and other payables			2,808
Other current liabilities			60
Non-current liabilities
Other non-current liabilities			€ 23